INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 6 – INVESTMENTS

Bougainville Ventures, Inc. Joint Venture

On March 16, 2017, the Company entered into a joint venture agreement with Bougainville Ventures, Inc. (“Bougainville”), a Canadian corporation, to (i) jointly engage in the development and promotion of products in the legalized cannabis industry in Washington State; (ii) utilize Bougainville's high quality cannabis grow operations in the State of Washington, where it claimed to have an ownership interest in real property for use within the legalized cannabis industry; (iii) leverage Bougainville’s agreement with a I-502 Tier 3 license holder to grow cannabis on the site; provide technical and management services and resources including, but not limited to, sales and marketing, agricultural procedures, operations, security and monitoring, processing and delivery, branding, capital resources and financial management; and (iv) optimize collaborative business opportunities. The Company and Bougainville agreed to operate through BV-MCOA Management, LLC, a limited liability company organized in the State of Washington on May 17, 2017.

Pursuant to the joint venture agreement, the Company committed to raise not less than $1,000,000 to fund joint venture operations, based upon a funding schedule. The Company also committed to providing branding and systems for the representation of cannabis related products and derivatives comprised of management, marketing and various proprietary methodologies directly tailored to the cannabis industry.

The joint venture agreement provided that funding provided by the Company would contribute towards the joint venture’s ultimate purchase of the land consisting of a one-acre parcel located in Okanogan County, Washington, for joint venture operations.

As disclosed in the Company’s Current Report on Form 8-K filed with the SEC on December 11, 2017, the Company did not comply with the funding schedule for the joint venture. On November 6, 2017, the Company and Bougainville amended the joint venture agreement to reduce the amount of the Company's commitment from $1,000,000 to $800,000, and also required the Company to issue Bougainville 15 million shares of the Company's restricted common stock. The Company completed its payments pursuant to the amended agreement on November 7, 2017, and on November 9, 2017, issued to Bougainville 15 million shares of restricted common stock. The amended agreement provided that Bougainville would deed the real property to the joint venture within thirty days of its receipt of payment.

Thereafter, the Company determined that Bougainville had no ownership interest in the property in Washington State, but rather was a party to a purchase agreement for real property that was in breach of contract for non-payment. Bougainville also did not possess an agreement with a Tier 3 I-502 license holder to grow marijuana on the property. Nonetheless, as a result of funding arranged for by the Company, Bougainville and an unrelated third party, Green Ventures Capital Corp., purchased the land, but did not deed the real property to the joint venture. Bougainville failed to pay delinquent property taxes to Okanogan County, and as a result, as further discussed below, to date, the property has not been deeded to the joint venture.

To clarify the respective contributions and roles of the parties, the Company offered to enter into good faith negotiations to revise and restate the joint venture agreement with Bougainville. The Company diligently attempted to communicate with Bougainville to enter into an amended and restated joint venture agreement, and efforts towards satisfying the conditions to complete the subdivision of the land by the Okanogan County Assessor. However, Bougainville failed to cooperate or communicate with the Company in good faith, and failed to pay the delinquent taxes on the real property that would allow for sub-division and the deeding of the real property to the joint venture.

On August 10, 2018, the Company advised its independent auditor that Bougainville did not cooperate or communicate with the Company regarding its requests for information concerning the audit of Bougainville’s receipt and expenditures of $800,000 contributed by the Company to the joint venture. Bougainville had a material obligation to do so under the joint venture agreement. The Company believes that some of the funds it paid to Bougainville were misappropriated and that there was self-dealing with respect to those funds. Additionally, the Company believes that Bougainville misrepresented material facts in the joint venture agreement, as amended, including, but not limited to, Bougainville’s representations that: (i) it had an ownership interest in real property that was to be deeded to the joint venture; (ii) it had an agreement with a Tier 3 I-502 cannabis license holder to grow cannabis on the real property; and (iii) that clear title to the real property associated with the Tier 3 I-502 license would be deeded to the joint venture thirty days after the Company made its final funding contribution. As a result, on September 20, 2018, the Company filed a lawsuit against Bougainville, BV-MCOA Management, LLC, Andy Jagpal, Richard Cindric, et al. in Okanogan County Washington Superior Court, case number 18-2-0045324. The Company seeks legal and equitable relief for breach of contract, fraud, breach of fiduciary duty, conversion, recession of the joint venture agreement, an accounting, quiet title to real property in the name of the Company, the appointment of a receiver, the return to treasury of 15 million shares of restricted common stock issued by the Company to Bougainville and treble damages pursuant to the Consumer Protection Act. The Company has filed a lis pendens on the real property. The case is currently in litigation.

In connection with the joint venture agreement, the Company recorded a cash investment of $1,188,500 to the joint venture during 2017. This was comprised of a 49.5% ownership of BV-MCOA Management, LLC, and was accounted for using the equity method of accounting. The Company recorded an annual impairment in 2017 of $792,500, reflecting the Company’s percentage of ownership of the net book value of the investment. During 2018, the Company recorded equity losses of $37,673 and $11,043 for the quarters ended March 31, 2018 and June 30, 2018, respectively, and recorded an annual impairment of $285,986 for the year ended December 31, 2018, at which time the Company determined the investment to be fully impaired due to Bougainville’s breach of contract and resulting litigation, as discussed above.

Natural Plant Extract

On April 15, 2019, the Company entered into a joint venture agreement with Natural Plant Extract of California, Inc. and its   subsidiaries (collectively, “NPE”), to operate a licensed psychoactive cannabis distribution service in California. California legalized THC psychoactive cannabis for medicinal and recreational use on January 1, 2018. On February 3, 2020, the parties terminated the joint venture and entered into a settlement and release agreement (the “Settlement Agreement”). In exchange for a complete release of all claims, the Company and NPE (1) agreed that the Company would reduce its interest in NPE from 20% to 5%; (2) the Company agreed to pay NPE a total of $85,000 as follows: $35,000 concurrent with the execution of the Settlement Agreement, and $25,000 no later than the fifth calendar day for each of the two months following execution of Settlement Agreement; and, (3) to retire the balance of the Company’s original valuation obligation from the material definitive agreement, representing a shortfall of $56,085, in a convertible promissory note, with terms allowing NPE to convert the note into shares of the Company’s common stock of at a 50% discount to the closing price of the Company’s common stock as of the maturity date. The note was satisfied in full during the year ended December 31, 2020.

As of the date of this filing, the Company owes $0 and is in compliance with the terms of the Settlement Agreement . On February 3, 2020, the Company issued NPE a convertible promissory note in the principal amount of $56,085. Additionally, as a result of the Settlement Agreement, the Company became liable to pay NPE its 5% portion equal to $25,902 of the regulatory charges to the City of Lynwood and the State of California to transfer the cannabis licenses back to NPE.

Of the total amount due and payable by the Company with regards to the NPE joint venture agreement as of the date of this filing, the Company owes $75,000 and is in breach of the Settlement and Release of All Claims Agreement with NPE. On February 3, 2020, the Company issued a convertible promissory note in the principal amount of $56,085.15 to NPE. Additionally, as a result of the Company’s settlement agreement with NPE, the Company became liable to pay NPE its 5% portion equal to $25,902 of the regulatory charges to the City of Lynwood and the State of California to transfer the cannabis licenses back to NPE. To date, the Company has not paid this amount and it is due and owing.

Brazilian Joint Ventures

On September 30, 2020, the Company entered into two joint venture agreements (the “Joint Venture Agreements”) with Marco Guerrero, a director of the Company (“Guerrero”) and related party, to form joint ventures in Brazil and in Uruguay to produce, manufacture, market and sell the Company’s hempSMART™ products in Latin America and to develop and sell hempSMART™ products globally. The Joint Venture Agreements contain equal terms for the formation of the joint venture entities in Uruguay and Brazil. The Brazilian joint venture, HempSmart Produtos Naturais Ltda. (“HempSmart Brazil”), will be headquartered in São Paulo, Brazil. The Uruguayan joint venture, Hempsmart Uruguay S.A.S. (“HempSmart Uruguay”), will be headquartered in Montevideo, Uruguay.

Pursuant to the Joint Venture Agreements, the Company acquired a 70% equity interest in both HempSmart Brazil and HempSmart Uruguay, with a minority 30% equity interest in both HempSmart Brazil and HempSmart Uruguay being held by newly formed entities controlled by Guerrero. Pursuant to the Joint Venture Agreements, the Company agreed to provide capital in the amount of $50,000 to both HempSmart Brazil and HempSmart Uruguay, for a total capital outlay obligation of $100,000. It is expected that the proceeds of the initial capital contribution will be used for contracting with third-party manufacturing facilities in Brazil and Uruguay and related infrastructure and employment of key personnel. As of June 30, 2021, the Company has not initiated the capital contribution but is pending to be done in the third quarter.

The boards of directors of HempSmart Brazil and HempSmart Uruguay will consist of three directors, elected by the joint venture partners. Pursuant to the Joint Venture Agreements, the Company agreed to license, on a royalty-free basis, certain of its intellectual property regarding its existing products to HempSmart Brazil and HempSmart Uruguay to enable the joint ventures to manufacture and sell its products in Brazil, Uruguay, and for export to other Latin American countries, the United States, and globally in accordance with the terms of the Joint Venture Agreements.

In addition, as majority partner, in the event a joint venture is frustrated in its intent or purpose, the Company may trigger a compulsory buy-sell procedure pursuant to which the Company could pursue a sale of all or substantially all of the joint venture. Subject to certain exceptions, the joint venture partners may not transfer their interests in HempSmart Brazil and HempSmart Uruguay.

Cannabis Global, Inc.

Joint Venture

On May 12, 2021, the Company entered into a joint venture agreement with Cannabis Global, Inc. (“Cannabis Global”) pursuant to which the Company will invest up to $250,000 into a newly formed entity (“MCOA Lynwood”) and Cannabis Global, through Natural Plant Extracts of California, Inc. (“Natural Plant”), an entity in which Cannabis Global owns a majority interest, will operate a regulated and licensed laboratory to manufacture various cannabis products in the State of California. As of June 30, 2021, the Company has invested $115,000.

Share Exchange

On September 30, 2020, the Company entered into a securities exchange agreement with Cannabis Global pursuant to which the Company issued 650,000,000 shares of its common stock to Cannabis Global in exchange for 7,222,222 shares of Cannabis Global common stock. In addition, the Company and Cannabis Global entered into a lock-up leak-out agreement which contains certain restrictions with respect to the sales of such securities.

Eco Innovation Group Inc. – Share Exchange

On February 26, 2021, the Company entered into a Share Exchange Agreement with Eco Innovation Group, Inc., a Nevada corporation quoted on OTC Markets Pink (“ECOX”) dated February 26, 2021, to acquire the number of shares of ECOX’s common stock, par value $0.001, equal in value to $650,000 based on the per-share price of $0.06, in exchange for the number of shares of Company common stock, par value $0.001, equal in value to $650,000 based on the closing price for the trading day immediately preceding the effective date (the “Share Exchange Agreement”). For both parties, the Share Exchange Agreement contains a “true-up” provision requiring the issuance of additional common stock in the event that a decline in the market value of either parties’ common stock should cause the aggregate value of the stock acquired pursuant to the Share Exchange Agreement to fall below $650,000. As of June 30, 2021, the Company owed ECOX and additional 64,621,893 with an estimated value of $394,194 related to the ECOX Share Exchange Agreement. The investment balance is $650,000, with a liability of $394,194 included in subscriptions payable related to the value of the additional shares to be issued. The Company recognized a loss of $394,194 related to the shares to be issued.

Complementary to the Share Exchange Agreement, the Company and ECOX entered into a Lock-Up Agreement dated February 26, 2021 (the “Lock-Up Agreement”), providing that the shares of common stock acquired pursuant to the Share Exchange Agreement shall be subject to a lock-up period preventing its sale for a period of 12 months following issuance and limiting the subsequent sale to aggregate maximum sale value of $20,000 per week, or $80,000 per month.

For a period of two years following the Effective Date, at the closing of each fiscal quarter, should the per-share closing price of the common shares of the same class as the Shares or the Exchange Shares, as quoted by the OTC Markets for the last day of the relevant fiscal quarter, decrease below original issuance value with the effect that the aggregate value of the Shares or the Exchange Shares at the fiscal quarter close would be lower than $650,000, then either MCOA, in the case of the Shares, or ECOX, in the case of the Exchange Shares, shall issue the other party the number of shares of common stock necessary to cause the aggregate value of the Shares or the Exchange Shares, as applicable, be $650,000 as of the end of the relevant fiscal quarter. The parties shall irrevocably instruct their respective transfer agents to reserve and maintain authorized and unissued common stock in a reserve account designated for the purpose of issuing such shares pursuant to this share exchange adjustment provision. Such share reserve accounts shall be maintained with a number of authorized and unissued common stock not less than three (3) times the number of Shares or Exchange Shares, as the case may be, that are issued pursuant to the Share Exchange Closing.

On February 24, 2021, the closing price of the Company’s common stock was $0.0155, so that the number of shares of Company common stock issuable to ECOX under the Share Exchange Agreement is 41,935,484. As a result of the transactions pursuant to the Share Exchange Agreement, the Company will have 4,179,073,945 shares of common stock outstanding, with the shares issued to ECOX pursuant to the Share Exchange Agreement representing 1.00% of the Company’s outstanding shares.

For the quarter ended June 30, 2021, the Company recorded a Loss on Equity Investment and corresponding increase in Subscriptions Payable of $394,194 to address the decline in the Company's stock price from the original issuance price of $.0155.

On January 11, 2021, the Company formed Hempsmart Global, a Nevada corporation, as a wholly owned subsidiary intended to serve as our corporate vehicle to administer our expansion into South American markets.

On June 29, 2021, the Company acquired cDistro, Inc., a Nevada corporation that operates a nationwide CBD wholesale distributor business.

MARIJUANA COMPANY OF AMERICA, INC.

INVESTMENT ROLL-FORWARD

AS OF JUNE 30, 2021

	INVESTMENTS											SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Lynwood		Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	ECOX	Benihemp	JV	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Beginning balance @12-31-16	$—	$—			$—		$—	$—	$—			$—		$—

Investments made during 2017	3,049,275	10,775			100,000		250,000	1,188,500	1,500,000			—		—

Quarter 03-31-17 equity method Loss	—											—

Quarter 06-30-17 equity method Loss	—											—

Quarter 09-30-17 equity method Loss	(375,000)							(375,000)				—

Quarter 12-31-17 equity method accounting	313,702							313,702				—

Impairment of Investment in 2017	(2,292,500)	—						(792,500)	(1,500,000)			—		—
Balances as of 12/31/17	$695,477	$10,775	$—	$—	$100,000	$—	$250,000	$334,702	$—	$—	$—	$—	$—	$—

	INVESTMENTS											SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Lynwood		Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	ECOX	Benihemp	JV	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Investments made during 2018	986,654	986,654										—

Quarter 03-31-18 equity method Loss	(37,673)							(37,673)				—

Quarter 06-30-18 equity method Loss	(11,043)							(11,043)				—

Quarter 09-30-18 equity method Loss	(10,422)				(10,422)							—

Quarter 12-31-18 equity method Loss	(31,721)	(31,721)			—							—

Moneytrac investment reclassified to Short-Term investments	(250,000)						(250,000)					250,000		250,000

Unrealized gains on trading securities - 2018	—											560,000		560,000

Impairment of investment in 2018	(933,195)	(557,631)			(89,578)			(285,986)				—
Balance @12-31-18	$408,077	$408,077	$—	$—	$—	$—	$—	$—	$—	$—	$—	$810,000	$—	$—

	INVESTMENTS											SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Lynwood		Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	ECOX	Benihemp	JV	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Investments made during quarter ended 03-31-19	129,040	129,040

Quarter 03-31-19 equity method Loss	(59,541)	(59,541)

Unrealized gains on trading securities - quarter ended 03-31-19												(135,000)		$(135,000)

Balance @03-31-19	$477,576	$477,576	$—	$—	$—	$—	$—	$—	$—	$—	$—	$675,000	$—	$(135,000)

Investments made during quarter ended 06-30-19	$3,157,234	$83,646								$3,000,000	$73,588

Quarter 06-30-19 equity method Income (Loss)	$(171,284)	$(141,870)								$(6,291)	$(23,123)

Unrealized gains on trading securities - quarter ended 06-30-19	$—											(150,000)		$(150,000)

Balance @06-30-19	$3,463,526	$419,352	$—	$—	$—	$—	$—	$—	$—	$2,993,709	$50,465	$525,000	$—	$(285,000)

	INVESTMENTS											SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Lynwood		Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	ECOX	Benihemp	JV	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac

Investments made during quarter ended 09-30-19	$186,263										$186,263

Quarter 09-30-19 equity method Income (Loss)	$122,863	$262,789								$(94,987)	$(44,939)

Sale of trading securities during quarter ended 09-30-19												$(41,667)		$(41,667)

Unrealized gains on trading securities - quarter ended 09-30-19	$—											(362,625)		$(362,625)

Balance @09-30-19	$3,772,652	$682,141	$—	$—	$—	$—	$—	$—	$—	$2,898,722	$191,789	$120,708	$—	$(689,292)

	INVESTMENTS											SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Lynwood		Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	ECOX	Benihemp	JV	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Investments made during quarter ended 12-31-19	$392,226	$262,414									$129,812

Quarter 12-31-19 equity method Income (Loss)	$(178,164)	$(75,220)								$(23,865)	$(79,079)
Reversal of Equity method Loss for 2019	$272,285									$125,143	$147,142
Impairment of investment in 2019	$(3,175,420)	$(869,335)								$(2,306,085)	$—
Loss on disposition of investment	$(389,664)										$(389,664)
Sale of trading securities during quarter ended 12-31-19	$—											$(17,760)		$(17,760)

Unrealized gains on trading securities - quarter ended 12-31-19	$—											(75,545)		$(75,545)
Balance @12-31-19	$693,915	$—	$—	$—	$—	$—	$—	$—	$—	$693,915	$—	$27,403	$—	$(782,597)

	INVESTMENTS											SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Lynwood		Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	ECOX	Benihemp	JV	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac

Equity Loss for Quarter ended 03-31-20	126,845	126,845

Recognize Joint venture liabilities per JV agreement @03-31-20	394,848	394,848

Impairment of Equity Loss for Quarter ended 03-31-20	(521,692)	(521,692)

Unrealized gains on trading securities - quarter ended 03-31-19												(13,945)		$(13,945)
Balance @03-31-20	$693,915	$—	$—	$—	$—	$—	$—	$—	$—	$693,915	$—	$13,458	$—	$(796,542)

	INVESTMENTS											SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Lynwood		Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	ECOX	Benihemp	JV	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Equity Loss for Quarter ended 06-30-20	(7,048)	(7,048)

Impairment of Equity Loss for Quarter ended 06-30-20	7,048	7,048

Sales of of trading securities - quarter ended 06-30-20												(13,458)		$(13,458)
Balance @06-30-20	$693,915	$—	$—	$—	$—	$—	$—	$—	$—	$693,915	$—	$—	$0	$(810,000)

Global Hemp Group trading securities issued	650,000		$650,000									$185,000	$185,000

Investment in Cannabis Global	—

Balance @09-30-20	$1,343,915	$—	$650,000	$—	$—	$—	$—	$—	$—	$693,915	$—	$185,000	$185,000	$(810,000)

Unrealized gain on Global Hemp Group securities - 4th Quarter 2020												$54,064	$54,064

Unrealized gains on Cannabis Global Inc securities - 4th Quarter 2020	208,086		$208,086
Balance @12-31-20	$1,552,001	$—	$858,086	$—	$—	$—	$—	$—	$—	$693,915	$—	$239,064	$239,064	$(810,000)

Investment in ECOX	650,000			$650,000								$620,133	$620,133

Balance @03-31-21	$2,202,001	$—	$858,086	$650,000	$—	$—	$—	$—	$—	$693,915	$0	$859,197	$859,197	$(810,000)

Investments made during quarter ended 06-30-21	30,898					$30,898

Unrealized gain on Global Hemp Group securities - 2nd quarter 2021												($115,997)	($115,997)

Balance @06-30-21	$2,232,899	$—	$858,086	$650,000	$—	$30,898	$—	$—	$—	$693,915	$—	$743,200	$743,200	$(810,000)

	06-30-20	03-31-20	12-31-19	09-30-19	06-30-19	03-31-19	12-31-18	12-31-17
This includes balances for:	Note (h)	Note (g)	Note (f)	Note (e)	Note (d)	Note (c)	Note (b)	Note (a)
- Debt obligation of JV	478,494	394,848	-	1,633,872	1,778,872	128,522	289,742	1,500,000
- Convertible NP, net of discount	2,784,044	3,040,324	3,193,548	2,688,555	2,149,170	1,536,271	1,132,668	394,555
- Long term debt	-	-	-	-	-	-	-	172,856
Total Debt balance	3,262,538	3,435,172	3,193,548	4,322,427	3,928,042	1,664,793	1,422,410	2,067,411

NOTE 4 – INVESTMENTS

MoneyTrac

On March 13, 2017, in exchange for $250,000, we purchased a 15% interest in MoneyTrac Technology, Inc. (“MoneyTrac”), a developer of an integrated and streamlined electronic payment processing system containing E-Wallet and mobile applications, that allows for the management and processing of prepaid cards, debit cards, and credit card payments. On June 12th, 2018 Global Payout, Inc. (“Global”) entered into a Reverse Triangular Merger with MoneyTrac, MoneyTrac Technology, Inc., a California Corporation and MTrac Tech Corporation, a Nevada corporation and wholly-owned subsidiary of Global Payout, Inc., whereby MoneyTrac merged into MTrac Tech Corporation, the surviving corporation of the merger, and thereafter the separate existence of MoneyTrac ceased, and all rights, privileges, powers and property, were assumed by Merger Sub. Pursuant to the terms of the Merger, Global issued 1,100,000,000 (one billion, one hundred million) shares of its common stock to MoneyTrac as consideration for the purchase of MoneyTrac, whereby each one (1) share of MoneyTrac stock, issued and outstanding immediately prior to the effective date of the Merger, was canceled and converted into ten (10) shares of Global common stock. We acquired 150,000,000 Global common shares for our original $250,000 representing approximately 15% ownership. Global’s name changed in April, 2020 to Global Trac Solutions, Inc. Global’s trading on the OTC Markets under the symbol “PYSC.” We realized $51,748 from sales of our Global securities during fiscal year ended December 31, 2019.

Conveniant Hemp Mart, LLC

Conveniant Hemp Mart, LLC (“Conveniant”) is a Wyoming limited liability company whose business plan includes the development, manufacture and sale of consumer products containing CBD that are intended for marketing and sales at convenience stores, gas stations and markets. On July 19, 2017, we agreed to lend $50,000 to Conveniant based on a promissory note. The note provided that in lieu of receiving repayment, we could elect to exercise a right to convert the loaned amount into a payment towards the purchase of a 25% interest in Conveniant, subject to our payment of an additional $50,000 equaling a total purchase price of $100,000. The Company exercised this option on November 20, 2017 and paid Conveniant on November 21, 2017. Conveniant developed a line of consumer products containing industrial hemp derived CBD with no traceable THC content. On May 1, 2019, the Company and Conveniant agreed to cancel the Company’s 25% interest in Conveniant. Conveniant issued to the Company a credit memo equal to the Company’s $100,000 investment. The Company determined that as of December 31, 2018, the total investment was impaired.

Global Hemp Group Joint Ventures

We currently have one ongoing joint venture with Global Hemp Group, Inc., a Canadian corporation – the Scio, Oregon Joint Venture. As of September 30, 2019, we withdrew and fully impaired the Joint Venture with Global Hemp Group referred to as the “New Brunswick” joint venture, because the research project failed to finalize the research studies and render any tangible revenue to us. The decision to impair this joint venture did not have a material impact on our reported operations, revenues or gross profits for the fiscal year ended December 31, 2019 or December 31, 2020. A brief description of each follows.

New Brunswick Canada

On May 8, 2018, we entered into a joint venture with Global Hemp Group, Inc., develop a project to commercialize the cultivation of industrial hemp on a 109 acre parcel of real property owned by the Company and Global Hemp Group in Scio, Oregon, and operating under the Oregon corporation Covered Bridges, Ltd. The joint venture agreement commits the Company to a cash contribution of $600,000 payable on the following funding schedule: $200,000 upon execution of the joint venture agreement; $238,780 by July 31, 2018; $126,445 by October 31, 2018; and, $34,775 by January 31, 2019. The Company has complied with its payments. The 2018 crop of hemp grown on the joint venture’s real property consisted of 33 acres of high yielding CBD hemp grown in an orchard style cultivation on the property. The 2018 harvest consisted of approximately 37,000 high yielding CBD hemp plants producing 24 tons of biomass that produced 48,000 pounds of dried biomass. However, there were delays with Global Hemp Group’s management and maintenance of the business and the biomass that caused degradation to the harvested crop affecting marketability. We determined the investment fully impaired as of September 30, 2019. Additional issues and disputes arose between the Company and Global Hemp Group. These disputes led to the parties entering into a settlement agreement on September 28, 2020, whereby Global Hemp Group agreed to pay the Company $200,000 and issue common stock to the Company equal in value to $185,000 as of September 28, 2020, subject to a non-dilutive protection provision. Additionally, Global Hemp Group agreed to pay the Company $10,000 to cover the Company’s legal fees relating to the Agreement. In exchange for the settlement consideration, the Company agreed to relinquish its ownership interest in the joint venture.

The Company’s costs incurred by the Company’s interest was $0 and $10,775 for the years ended December 31, 2019 and 2018 and was recorded as other income/expense in the Company’s Statement of Operations in the appropriate periods. As of December 31, 2019, the balance of the New Brunswick JV investment reported on the balance sheet for the year ended December 31, 2019 was $0 as a result of the investment being deemed fully impaired and the Company withdrawing from the joint venture as of September 30, 2019.

Global Hemp Group JV – Scio Oregon

On May 8, 2018, the Company, Global Hemp Group, Inc., a Canadian corporation, and TTO Enterprises, Ltd., an Oregon corporation entered into a Joint Venture Agreement. The purpose of the joint venture is to develop a project to commercialize the cultivation of industrial hemp on a 109 acre parcel of real property owned by the Company and Global Hemp Group in Scio, Oregon, and operating under the Oregon corporation Covered Bridges, Ltd. The joint venture agreement committed the Company to provide cash contributions of $600,000 payable on the following funding schedule: $200,000 upon execution of the joint venture agreement; $238,780 by July 31, 2018; $126,445 by October 31, 2018; and, $34,775 by January 31, 2019. The Company complied with its payments.

The 2018 crop of hemp grown on the joint venture’s real property consisted of 33 acres of high yielding CBD hemp grown in an orchard style cultivation on the property. The 2018 harvest consisted of approximately 37,000 high yielding CBD hemp plants producing 24 tons of biomass that produced 48,000 pounds of dried biomass. The joint venture partners prepared processing samples ranging in size from 100 lbs. to 2,000 lbs. for sample offers to extraction companies. However, there were delays with Global Hemp Group’s management and maintenance of the business and the biomass that caused degradation to the harvested crop affecting marketability. Additional issues and disputes arose between the Company and Global Hemp Group. These disputes led to the parties entering into a settlement agreement on September 28, 2020, whereby Global Hemp Group agreed to pay the Company $200,000 and issue common stock to the Company equal in value to $185,000 as of September 28, 2020, subject to a non-dilutive protection provision. Additionally, Global Hemp Group agreed to pay the Company $10,000 to cover the Company’s legal fees relating to the Agreement. In exchange for the settlement consideration, the Company agreed to relinquish its ownership interest in the joint venture.

 As of December 31, 2019, the combined balance of the Covered Bridge (SCIO) investment and related 41389 Farm investment was $0 as the investment was written off as a loss for the period ended December 31, 2019. The debt obligation related to this JV of $262,414 was also written off to $0 as of the year ended December 31, 2019.

Bougainville Ventures, Inc. Joint Venture

On March 16, 2017, we entered into a joint venture agreement with Bougainville Ventures, Inc., a Canadian corporation. The purpose of the joint venture was for the Company and Bougainville to (i) jointly engage in the development and promotion of products in the legalized cannabis industry in Washington State; (ii) utilize Bougainville’s high quality cannabis grow operations in the State of Washington, where it claimed to have an ownership interest in real property for use within the legalized cannabis industry; (iii) leverage Bougainville’s agreement with a I502 Tier 3 license holder to grow cannabis on the site; provide technical and management services and resources including, but not limited to: sales and marketing, agricultural procedures, operations, security and monitoring, processing and delivery, branding, capital resources and financial management; and, (iv) optimize collaborative business opportunities. The Company and Bougainville agreed to operate through a Washington State Limited Liability Company, and BV-MCOA Management, LLC was organized in the State of Washington on May 16, 2017.

As our contribution to the joint venture, the Company committed to raise not less than $1,000,000 to fund joint venture operations, based upon a funding schedule. The Company also committed to providing branding and systems for the representation of cannabis related products and derivatives comprised of management, marketing and various proprietary methodologies directly tailored to the cannabis industry.

The Company and Bougainville’s agreement provided that funding provided by the Company would contribute towards the joint venture’s ultimate purchase of the land consisting of a one-acre parcel located in Okanogan County, Washington, for joint venture operations.

As disclosed on Form 8-K on December 11, 2017, the Company did not comply with the funding schedule for the joint venture. On November 6, 2017, the Company and Bougainville amended the joint venture agreement to reduce the amount of the Company’s commitment from $1,000,000 to $800,000, and also required the Company to issue Bougainville 15 million shares of the Company’s restricted common stock. The Company completed its payments pursuant to the amended agreement on November 7, 2017, and on November 9, 2017, issued to Bougainville 15 million shares of restricted common stock. The amended agreement provided that Bougainville would deed the real property to the joint venture within thirty days of its receipt of payment.

Thereafter, the Company determined that Bougainville had no ownership interest in the property in Washington State, but rather was a party to a purchase agreement for real property that was in breach of contract for non-payment. Bougainville also did not possess an agreement with a Tier 3 I502 license holder to grow Marijuana on the property. Nonetheless, as a result of funding arranged for by the Company, Bougainville and an unrelated third party, Green Ventures Capital Corp., purchased the land, but did not deed the real property to the joint venture. Bougainville failed to pay delinquent property taxes to Okanogan County and to date, the property has not been deeded to the joint venture.

To clarify the respective contributions and roles of the parties, the Company offered to enter into good faith negotiations to revise and restate the joint venture agreement with Bougainville. The Company diligently attempted to communicate with Bougainville to accomplish a revised and restated joint venture agreement, and efforts towards satisfying the conditions to complete the subdivision of the land by the Okanogan County Assessor. However, Bougainville failed to cooperate or communicate with the Company in good faith, and failed to pay the delinquent taxes on the real property that would allow for sub-division and the deeding of the real property to the joint venture.

On August 10, 2018, the Company advised its independent auditor that Bougainville did not cooperate or communicate with the Company regarding its requests for information concerning the audit of Bougainville’s receipt and expenditures of $800,000 contributed by the Company in the joint venture agreement. Bougainville had a material obligation to do so under the joint venture agreement. The Company believes that some of the funds it paid to Bougainville were misappropriated and that there was self-dealing with respect to those funds. Additionally, the Company believes that Bougainville misrepresented material facts in the joint venture agreement, as amended, including, but not limited to, Bougainville’s representations that: (i) it had an ownership interest in real property that was to be deeded to the joint venture; (ii) it had an agreement with a Tier 3 # I502 cannabis license holder to grow cannabis on the real property; and, (iii) that clear title to the real property associated with the Tier 3 # I502 license would be deeded to the joint venture thirty days after the Company made its final funding contribution. As a result, on September 20, 2018, the Company filed suit against Bougainville Ventures, Inc., BV-MCOA Management, LLC, Andy Jagpal, Richard Cindric, et al. in Okanogan County Washington Superior Court, case number 18-2- 0045324. The Company’s complaint seeks legal and equitable relief for breach of contract, fraud, breach of fiduciary duty, conversion, recession of the joint venture agreement, an accounting, quiet title to real property in the name of the Company, for the appointment of a receiver, the return to treasury of 15 million shares issued to Bougainville, and, for treble damages pursuant to the Consumer Protection Act in Washington State. The registrant has filed a lis pendens on the real property. The case is currently in litigation.

In connection with the agreement, the Company recorded a cash investment of $1,188,500 to the Joint Venture during 2017. This was comprised of 49.5% ownership of BV-MCOA Management LLC, and was accounted for using the equity method of accounting. The Company recorded an annual impairment in 2017 of $792,500, reflecting the Company’s percentage of ownership of the net book value of the investment. During 2018, the Company recorded equity losses of $37,673 and $11,043 for the first and second quarters respectively, and recorded an annual impairment of $285,986 for the year ended December 31, 2018, at which time the Company determined the investment to be fully impaired due to Bougainville’s breach of contract and resulting litigation, as discussed above.

GateC Joint Venture

On March 17, 2017, the Company and GateC Research, Inc. (“GateC”) entered into a Joint Venture Agreement (“Agreement”) whereby the Company committed to raise up to one and one-half million dollars ($1,500,000) over a six-month period, with a minimum commitment of five hundred thousand dollars ($500,000) within a three (3) month period; and, information establishing brands and systems for the representation of cannabis related products and derivatives comprised of management, marketing and various proprietary methodologies, including but not limited to its affiliate marketing program, directly tailored to the cannabis industry.

GateC agreed to contribute its management and control services and systems related to cannabis grow operations in Adelanto County, California, and its permit to grow marijuana in an approved zone in Adelanto, California. GateC did not own a physical site for its operation in Adelanto County, California, and GateC’s permit to grow cannabis did not contain a conditional use permit.

On or about November 28, 2017, GateC and the Registrant orally agreed to suspend the Company’s funding commitment, pending the finalization of California State regulations governing the growth, cultivation and distribution of cannabis, which were expected to be completed in 2018.

On March 19, 2018, the Company and GateC rescinded the Agreement and concurrently released each other from any all any and all losses, claims, debts, liabilities, demands, obligations, promises, acts, omissions, agreements, costs and expenses, damages, injuries, suits, actions and causes of action, of whatever kind or nature, whether known or unknown, suspected or unsuspected, contingent or fixed, that they may have against each other and their Affiliates, arising out of the Agreement.

The Registrant incurred no termination penalties as the result of its entry into the Recession and Mutual Release Agreement.

In 2017, the Company recorded a debt obligation of $1,500,000 to the Joint Venture and a corresponding impairment charge of $1,500,000 during for year ended December 31, 2017. Upon termination of the material definitive agreement on March 19, 2018, the Company realized a gain on settlement of debt obligation of $1,500,000 for the year ended December 31, 2018.

Natural Plant Extract of California

Natural Plant Extract of California & Subsidiaries Joint Venture; On April 15, 2019, the Company entered into a joint venture agreement with Natural Plant Extracts of California, Inc. and subsidiaries. The purpose of the joint venture was to utilize Natural Plant Extracts’ California and City cannabis licenses to jointly operate a business named “Viva Buds” to operate a licensed cannabis distribution service in California. In exchange for acquiring 20% of Natural Plant Extracts’ common stock, the Company agree to pay two million dollars and issue Natural Plant Extract one million dollars’ worth of the Company’s restricted common stock. As of February 3, 2020, the Company was in arrears in its payment obligations under the joint venture agreement, and the parties entered into a settlement and release of all claims terminating the joint venture. The parties agreed to reduce the Company’s equity ownership in Natural Plant Extracts from 20% to 5%. The Company also agreed to pay Natural Plant Extracts $85,000 and the balance of $56,085.15 paid in a convertible promissory note issued with terms allowing Natural Plant Extracts to convert the note into common stock at a 50% discount to the closing price of MCOA’s common stock as of the maturity date. As of the date of this filing, the Company satisfied its payment obligations under the settlement agreement.

Cannabis Global Share Exchange

Share Exchange with Cannabis Global, Inc. On September 30, 2020, the Company entered into a securities exchange agreement with Cannabis Global, Inc., a Nevada corporation. By virtue of the agreement, the Company issued 650,000,000 shares of its unregistered common stock to Cannabis Global in exchange for 7,222,222 shares of Cannabis Global unregistered common stock. The Company and Cannabis Global also entered into a lock up leak out agreement which prevents either party from sales of the exchanged shares for a period of 12 months. Thereafter the parties may sell not more than the quantity of shares equaling an aggregate maximum sale value of $20,000 per week, or $80,000 per month until all Shares and Exchange Shares are sold.

Joint Ventures in Brazil and Uruguay – Development Stage

On October 1, 2020, we entered into two Joint Venture Agreements with Marco Guerrero, a director of the Company, dated September 30, 2020, to form joint venture operations in Brazil and in Uruguay to produce, manufacture, market and sell the Company’s hempSMART™ products in Latin America, and will also work to develop and sell hempSMART™ products globally. The Joint Venture Agreements contain equal terms for the formation of joint venture entities in Uruguay and Brazil. The Brazilian joint venture will be headquartered in São Paulo, Brazil, and will be named HempSmart Produtos Naturais Ltda. (“HempSmart Brazil”). The Uruguayan joint venture will be headquartered in Montevideo, Uruguay and will be named Hempsmart Uruguay S.A.S. (“HempSmart Uruguay”). Both are in the development stage. Under the Joint Venture Agreements, the Company will acquire a 70% equity interest in both HempSmart Brazil and HempSmart Uruguay. A minority 30% equity interest in both HempSmart Brazil and HempSmart Uruguay will be held by newly formed entities controlled by Mr. Guerrero, our director and a successful Brazilian entrepreneur. The Company will provide capital in the amount of $50,000 to both HempSmart Brazil and HempSmart Uruguay under the Joint Venture Agreements, for a total capital obligation of $100,000. As of December 31, 2020, this amount has not been disbursed. It is expected that the proceeds of the initial capital contribution will be used for contracting with third-party manufacturing facilities in Brazil and Uruguay, and related infrastructure and employment of key personnel. The boards of directors of HempSmart Brazil and HempSmart Uruguay will consist of three directors, elected by the joint venture partners. As part of the Joint Venture Agreements, the Company will license, on a royalty-free basis, certain of its intellectual property regarding the Company’s existing products to HempSmart Brazil and HempSmart Uruguay to enable the joint ventures to manufacture and sell the Company’s products in Brazil, Uruguay, and for export to other Latin American countries, the United States, and globally in accordance with the terms of the Joint Venture Agreements. The Joint Venture Agreements provide the partners with a right of first offer. Under this right, each partner may trigger an “interest sale” right of first offer process at any time pursuant to which the other partners may either acquire the triggering partner’s interest in the joint ventures, or permit the triggering partner to sell its interest to a third party. In addition, the Company, as majority partner, may trigger a compulsory buy-sell procedure in the event a joint venture is frustrated in its intent or purpose, pursuant to which the Company could pursue a sale of all or substantially all of the joint venture. Subject to certain exceptions, the joint venture partners may not transfer their interests in HempSmart Brazil and HempSmart Uruguay. The Joint Venture Agreements contain customary terms, conditions, representations, warranties and covenants of the parties for like transactions.

	INVESTMENTS									SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	Benihemp	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Beginning balance @12-31-16	$0	$0		$0	$0	$0	$0			$0		$0

Investments made during 2017	3,049,275	10,775		100,000	250,000	1,188,500	1,500,000			0		0

Quarter 03-31-17 equity method Loss	0									0

Quarter 06-30-17 equity method Loss	0									0

Quarter 09-30-17 equity method Loss	(375,000)					(375,000)				0

Quarter 12-31-17 equity method accounting	313,702					313,702				0

Impairment of Investment in 2017	(2,292,500)	0				(792,500)	(1,500,000)			0		0
Balances as of 12/31/17	695,477	10,775	0	100,000	250,000	334,702	0	0	0	0	0	0

Investments made during 2018	986,654	986,654								0

Quarter 03-31-18 equity method Loss	(37,673)					(37,673)				0

Quarter 06-30-18 equity method Loss	(11,043)					(11,043)				0

Quarter 09-30-18 equity method Loss	(10,422)			(10,422)						0

Quarter 12-31-18 equity method Loss	(31,721)	(31,721)		0						0

Moneytrac investment reclassified to Short-Term investments	(250,000)				(250,000)					250,000		250,000

Unrealized gains on trading securities - 2018	0									560,000		560,000

Impairment of investment in 2018	(933,195)	(557,631)		(89,578)		(285,986)				0
Balance @12-31-18	$408,077	$408,077	$0	$0	$0	$0	$0	$0	$0	$810,000	$0	$810,000

	INVESTMENTS									SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	Benihemp	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Investments made during quarter ended 03-31-19	129,040	129,040

Quarter 03-31-19 equity method Loss	(59,541)	(59,541)

Unrealized gains on trading securities - quarter ended 03-31-19										(135,000)		$(135,000)
Balance @03-31-19	$477,576	$477,576	$0	$0	$0	$0	$0	$0	$0	$675,000	$0	$675,000

Investments made during quarter ended 06-30-19	$3,157,234	$83,646						$3,000,000	$73,588

Quarter 06-30-19 equity method Income (Loss)	$(171,284)	$(141,870)						$(6,291)	$(23,123)

Unrealized gains on trading securities - quarter ended 06-30-19	$0									(150,000)		$(150,000)
Balance @06-30-19	$3,463,526	$419,352	$0	$0	$0	$0	$0	$2,993,709	$50,465	$525,000	$0	$525,000

Investments made during quarter ended 09-30-19	$186,263								$186,263

Quarter 09-30-19 equity method Income (Loss)	$122,863	$262,789						$(94,987)	$(44,939)

Sale of trading securities during quarter ended 09-30-19										$(41,667)		$(41,667)

Unrealized gains on trading securities - quarter ended 09-30-19	$0									(362,625)		$(362,625)
Balance @09-30-19	$3,772,652	$682,141	$0	$0	$0	$0	$0	$2,898,722	$191,789	$120,708	$0	$120,708

	INVESTMENTS									SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	Benihemp	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Investments made during quarter ended 12-31-19	$392,226	$262,414							$129,812

Quarter 12-31-19 equity method Income (Loss)	$(178,164)	$(75,220)						$(23,865)	$(79,079)

Reversal of Equity method Loss for 2019	$272,285							$125,143	$147,142

Impairment of investment in 2019	$(3,175,420)	$(869,335)						$(2,306,085)	$0

Loss on disposition of investment	$(389,664)								$(389,664)

Sale of trading securities during quarter ended 12-31-19	$0									$(17,760)		$(17,760)

Unrealized gains on trading securities - quarter ended 12-31-19	$0									(75,545)		$(75,545)
Balance @12-31-19	$693,915	$(0)	$0	$0	$0	$0	$0	$693,915	$0	$27,403	$0	$27,403

Equity Loss for Quarter ended 03-31-20	126,845	126,845

Recognize Joint venture liabilities per JV agreement @03-31-20	394,848	394,848

Impairment of Equity Loss for Quarter ended 03-31-20	(521,692)	(521,692)

Unrealized gains on trading securities - quarter ended 03-31-19										(13,945)		$(13,945)
Balance @03-31-20	$693,915	$0	$0	$0	$0	$0	$0	$693,915	$0	$13,458	$0	$13,458

	INVESTMENTS									SHORT-TERM INVESTMENTS

	TOTAL	Global Hemp	Cannabis Global			Bougainville Ventues,	Gate C Research	Natural Plant		TOTAL Short-Term	Global Hemp
	INVESTMENTS	Group	Inc.	Benihemp	MoneyTrac	Inc.	Inc.	Extract	Vivabuds	Investments	Group	MoneyTrac
Equity Loss for Quarter ended 06-30-20	(7,048)	(7,048)

Impairment of Equity Loss for Quarter ended 06-30-20	7,048	7,048

Sales of of trading securities - quarter ended 06-30-20										(13,458)		$(13,458)
Balance @06-30-20	$693,915	$0	$0	$0	$0	$0	$0	$693,915	$0	$0	$0	$0

Global Hemp Group trading securities issued	650,000		$650,000							$185,000	$185,000

Investment in Cannabis Global	0
Balance @09-30-20	$1,343,915	$0	$650,000	$0	$0	$0	$0	$693,915	$0	$185,000	$185,000	$0

Unrealized gain on Global Hemp Group securities - 4th Quarter 2020										$54,064	$54,064

Unrealized gains on Cannabis Global Inc securities - 4th Quarter 2020	208,086		$208,086
Balance @12-31-20	$1,552,001	$0	$858,086	$0	$0	$0	$0	$693,915	$0	$239,064	$239,064	$0

The following table indicates the amount of debt the Company recorded quarter to quarter as a result of its joint venture investments:

Loan Payable

	TOTAL	Global Hemp			Bougainville Ventues,	Gate C Research	Natural Plant	Robert L Hymers		General Operating
	JV Debt	Group	Benihemp	MoneyTrac	Inc.	Inc.	Extract	III	Vivabuds	Expense
Beginning balance @12-31-16	$0	$0	$0	$0	$0	$0				$0

Quarter 03-31-17 loan borrowings	1,500,000					1,500,000

Quarter 06-30-17 loan activity

Quarter 09-30-17 loan borrowings	725,000				725,000

Quarter 12-31-17 loan repayments	(330,445)				(330,445)

General operational expense	172,856									172,856
Balances as of 12/31/17 (a)	2,067,411	0	0	0	394,555	1,500,000	0	0	0	172,856

Quarter 03-31-18 loan borrowings (payments)	376,472	447,430								(70,958)

Quarter 06-30-18 cancellation of JV debt obligation	(1,500,000)					(1,500,000)

Quarter 06-30-18 loan repayments	(101,898)									(101,898)

Quarter 09-30-18 loan activity	0

Quarter 12-31-18 loan borrowings	580,425	580,425
Balance @12-31-18 (b)	1,422,410	1,027,855	0	0	394,555	0	0	0	0	0

Loan Payable

	TOTAL	Global Hemp			Bougainville Ventues,	Gate C Research	Natural Plant	Robert L Hymers		General Operating
	JV Debt	Group	Benihemp	MoneyTrac	Inc.	Inc.	Extract	III	Vivabuds	Expense
Quarter 03-31-19 loan borrowings	649,575	649,575

Quarter 03-31-19 debt conversion to equity	(407,192)	(407,192)
Balance @03-31-19 ©	1,664,793	1,270,238	0	0	394,555	0	0	0	0	0

Quarter 03-31-19 loan borrowings	3,836,220	$161,220					$2,000,000		$0	$1,675,000

Quarter 03-31-19 debt conversion to equity	(1,572,971)	$(161,220)					$(349,650)			$(1,062,101)
Balance @06-30-19 (d)	3,928,042	1,270,238	0	0	394,555	0	1,650,350	0	0	612,899

Quarter 09-30-19 loan borrowings	582,000									$582,000

Quarter 09-30-19 debt conversion to equity	(187,615)									$(187,615)
Balance @09-30-19 (e)	4,322,427	1,270,238	0	0	394,555	0	1,650,350	0	0	1,007,284

Quarter 12-31-19 loan borrowings	2,989,378	$262,414					$596,784	$4,221		$2,125,959

Impairment of investment in 2019	(4,083,349)	$(1,532,652)			$(394,555)		$(2,156,142)

Loss on settlement of debt in 2019	50,093						$50,093

Adjustment to reclassify amount to accrued liabilities	(85,000)						$(85,000)
Balance @12-31-19 (f)	$3,193,548	$(0)	$0	$0	$0	$0	$56,085	$4,221	$0	$3,133,243

Loan Payable

	TOTAL	Global Hemp			Bougainville Ventues,	Gate C Research	Natural Plant	Robert L Hymers		General Operating
	JV Debt	Group	Benihemp	MoneyTrac	Inc.	Inc.	Extract	III	Vivabuds	Expense
Quarter 03-31-20 loan borrowings	$441,638									$441,638

Quarter 03-31-20 debt conversion to equity	$(619,000)									$(619,000)

Recognize Joint venture liabilities per JV agreement @03-31-20	$394,848	$394,848

Quarter 03-31-20 Debt Discount adjustments	$24,138							$24,138
Balance @03-31-20 (g)	$3,435,172	$394,848	$0	$0	$0	$0	$56,085	$28,359	$0	$2,955,881

Quarter 06-30-20 loan borrowings, net	$65,091							$65,091

Quarter 06-30-20 debt conversion to equity	($727,118)									$(727,118)

Quarter 06-30-20 reclass of liability	$83,647	$83,647

Quarter 06-30-20 Debt Discount adjustments	$405,746							$(27,715)		$433,461
Balance @06-30-20 (h)	$3,262,538	$478,495	$0	$0	$0	$0	$56,085	$65,735	$0	$2,662,224

Quarter 09-30-20 debt conversion to equity	$(606,472)						$(56,085)	$(65,735)		$(484,652)

Debt Settlement during Q3 2020	$(474,495)	$(474,495)
Balance @09-30-20 (i)	$2,181,571	$4,000	$0	$0	$0	$0	($0)	$0	$0	$2,177,572

Quarter 12-31-20 loan borrowings, net	$309,675									$309,675

Quarter 12-31-20 Debt Discount adjustments	$(71,271)									$(71,271)

Quarter 12-31-20 debt conversion to equity	$(993,081)									$(993,081)
Balance @12-31-20 (j)	$1,426,894	$4,000	$0	$0	$0	$0	($0)	$0	$0	$1,422,895